OTHER RECEIVABLES AND PREPAYMENTS (Tables)	12 Months Ended
Sep. 30, 2014
Prepaid Expenses and Other Current Assets Disclosure [Abstract]
Schedule of Other Current Assets [Table Text Block]
Other receivables and prepayments consisted of the following:

	As of September 30, 2014	As of September 30, 2013
	US$(’000)	US$(’000)
Advances to employees	$665	$205
Deposits on projects	148	44
Prepayment to suppliers	271	1,856
Total	$1,084	$2,105